Accounts Receivable, Net (Details) - Schedule of Allowance for Doubtful Accounts - USD ($)	6 Months Ended	12 Months Ended
	Mar. 31, 2024	Sep. 30, 2023
Schedule of Allowance for Doubtful Accounts [Abstract]
Beginning balance	$ 347,306	$ 791,827
Additions
Bad debt recovery	(265,530)	(439,327)
Foreign currency translation adjustments	4,153	(5,194)
Ending balance	$ 85,929	$ 347,306